23. Provision for legal and administrative proceedings (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	R$ 18,147,562	R$ 18,395,727
Civil [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	1,101,332	1,032,637
Provision for Labor and Social Security [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	340,801	459,020
Tax [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	16,586,353	16,196,077
Provision for regulatory [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	R$ 119,076	R$ 707,993